Income Taxes - Changes in Valuation Allowance for Deferred Tax Assets (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015		Mar. 31, 2014		Mar. 31, 2013
Income taxes
Additional operating loss carryforwards	¥ 85,403		¥ 29,134		¥ 52,862
Deconsolidation of subsidiaries					(22,903)
Liquidation of subsidiaries			(47,263)
Certain foreign subsidiaries	(2,921)
Changes in the expected realization of deferred tax assets	(7,982)		(13,488)		1,275
Total, Net change during the year	¥ 74,500	[1]	¥ (31,617)	[2]	¥ 31,234	[3]

[1]	Primarily includes \85,403 million of additional full valuation allowances established by certain foreign subsidiaries against additional operating loss carryforwards generated during the period as a result of additional taxable losses being incurred by such subsidiaries, offset by a reduction of \2,921 million of valuation allowances of certain foreign subsidiaries and a reduction of \7,982 million related to Japanese subsidiaries and the Company because of decrease in valuation allowances related to operating loss carryforwards due to the effect of changes in domestic tax laws. In total, \74,500 million of allowances increased for the year ended March 31, 2015.
[2]	Primarily includes \29,134 million of additional full valuation allowances established by certain foreign subsidiaries against additional operating loss carryforwards generated during the period as a result of additional taxable losses being incurred by such subsidiaries, offset by a reduction of \47,263 million of valuation allowances related to the liquidation of certain foreign subsidiaries and a reduction of \13,488 million of valuation allowances established by the Company and domestic subsidiaries because of changes in the expected realization of deferred tax assets other than those related to operating loss carryforwards. In total, \31,617 million of allowances decreased for the year ended March 31, 2014.
[3]	Primarily includes \52,862 million of additional full valuation allowances established by certain foreign subsidiaries against additional operating loss carryforwards generated during the period as a result of additional taxable losses being incurred by such subsidiaries, \1,275 million of additional valuation allowances established against deferred tax assets of certain Japanese subsidiaries and the Company, offset by a reduction of \22,903 million of valuation allowances relating to the deconsolidation of NREH. In total, \31,234 million of allowances increased for the year ended March 31, 2013.